Derivatives and other liabilities	12 Months Ended
Dec. 31, 2011
Derivatives and other liabilities

Note 14 — Derivatives and other liabilities

Derivative and other liabilities consisted of the following:

	December 31, 2011	December 31, 2010
Derivative liability, long-term portion	$1,294,740	$1,812,447
Long-term portion of convertible debt, net of unamortized discount	223,333	—
Deferred tax liability	32,000	14,000
Interest payable	8,982	—
	$1,559,055	$1,826,447